CC-4046.DOC

                      COVA FINANCIAL LIFE INSURANCE COMPANY
                       COVA VARIABLE ANNUITY ACCOUNT FIVE

                          Supplement dated May 1, 1998
                         to Prospectus dated May 1, 1998

This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by Cova Financial Life Insurance Company ("Cova Life" or "Cova") and Cova Variable Annuity Account Five ("Variable Account Five").

Proposed Substitution
One of the purposes of this supplement is to notify you of a proposal to substitute shares of certain Portfolios of Cova Series Trust and of General American Capital Company for shares of certain other Portfolios of Cova Series Trust and for shares of Lord Abbett Series Fund, Inc. as follows:

                                                   Substitution
                  From the Following Portfolios                                 Into the Following Portfolios

                  COVA SERIES TRUST                                             COVA SERIES TRUST
                  Stock Index Portfolio                                         Large Cap Stock Portfolio
                  Quality Income Portfolio                                      Quality Bond Portfolio
                  VKAC Growth and Income Portfolio                              Lord Abbett Growth and Income Portfolio

                  LORD ABBETT SERIES FUND, INC.                                 COVA SERIES TRUST
                  Growth and Income Portfolio                                   Lord Abbett Growth and Income Portfolio

                  COVA SERIES TRUST                                             GENERAL AMERICAN CAPITAL COMPANY
                  Money Market Portfolio                                        Money Market Fund

Cova Life has filed an application with the Securities and Exchange Commission ("Commission") requesting an order approving the Substitution. Upon obtaining the order from the Commission approving the Substitution, and subject to any prior approval by applicable state insurance authorities, Cova Life and Variable Account Five propose to effect the Substitution as soon as it is practical.

A Contract owner, prior to the date of Substitution, may transfer Sub-Account Values involved in the Substitution to any other sub-account of Variable Account Five without any limitation or charge being imposed. Moreover, following the Substitution for a period of 30 days, Cova Life will permit transfers from such sub-accounts to any other sub-account of Variable Account Five available under your Contract without any limitation or charge being imposed. After the 30 days, any transfers from such sub-accounts will be subject to the restrictions described in the Prospectus.

A complete list of all available Portfolios in which Variable Account Five invests is set forth in the Prospectus. You may obtain a Prospectus by writing or calling Cova Life at the address or telephone number set forth below.

Cova Life will effect the Substitution by simultaneously placing an order to redeem the shares of each Portfolio being substituted from and an order to purchase shares of each Portfolio being substituted into.

Cova Life will bear the expenses attributable to the Substitution. Cova Life will send affected Owners a notice within five days after the Substitution.

Shares of the Stock Index, Quality Income, VKAC Growth and Income and Money Market Portfolios are no longer offered for sale. However, Contract owners participating in the Dollar Cost Averaging program will be allowed to continue to have monies transferred into these Portfolios until the earlier of the completion of their programs or the Substitution.


                        CUSTOMER SERVICE: (800) 343-8496
                Issued by: Cova Financial Life Insurance Company
                     Distributed by: Cova Life Sales Company
                           One Tower Lane, Suite 3000
                      Oakbrook Terrace, Illinois 60181-4644

Until the substitution is completed, Cova Life and Variable Account Five are required to continue to provide certain information to Contract owners concerning the Portfolios managed by Van Kampen American Capital Investment Advisory Corp. This information is contained in the pages that follow. (Information concerning all other Portfolios listed above is contained in the Prospectus).

INVESTMENT PORTFOLIOS MANAGED BY VAN KAMPEN
AMERICAN CAPITAL INVESTMENT ADVISORY CORP.:

Cova Series Trust

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an indirect subsidiary of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios.

The following investment portfolios of Cova Series Trust are managed by Van Kampen American Capital Investment Advisory Corp.:

VKAC Growth and Income
Money Market
Quality Income
Stock Index

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)

                                                                                  Other Expenses
                                                                                  (after expense            Total Annual
                                                                Management       reimbursement for            Portfolio
                                                                   Fees        certain Portfolios)            Expenses
-------------------------------------------------------------------------------------------------------------------------

Cova Series Trust (a)
Managed by Van Kampen American
Capital Investment Advisory Corp.
       VKAC Growth and Income                                      .60%                .10%                     .70%
       Money Market(b)                                             .00%                .11%                     .11%
       Quality Income                                              .50%                .10%                     .60%
       Stock Index                                                 .50%                .10%                     .60%
-------------------------------------------------------------------------------------------------------------------------

(a) Since August 20, 1990, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent the expense reimbursement (and, with respect to the Money Market Portfolio, the management fee waiver), the percentages shown for total annual portfolio expenses (on an annualized basis) for the year or period ended December 31, 1997 would have been .70% for the Quality Income Portfolio, .68% for the Money Market Portfolio, .69% for the Stock Index Portfolio and .88% for the VKAC Growth and Income Portfolio.

(b) Cova Advisory, the investment adviser for Cova Series Trust, currently waives its fees for the Money Market Portfolio. Although not obligated to, Cova Advisory expects to continue to waive its fees for the Money Market Portfolio. In the future, Cova Advisory may charge its fees on a partial or complete basis. Absent the management fee waiver, the total management fee on an annual basis for the Money Market Portfolio is .50%. The examples shown below for the Money Market Portfolio are calculated based upon a waiver of the management fee.


Examples
You would pay the following expenses on a $1,000 investment, assuming a

5% annual return on assets:             (a)   upon surrender at the end of each time period;
                                        (b)   if the contract is not surrendered or is annuitized.

                                                                          Time Periods

                                                  1 year          3 years           5 years          10 years
-------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by Van Kampen American
Capital Investment Advisory Corp.
       VKAC Growth and Income                     (a) $72.29      (a) $113.63       (a) $162.42      (a) $251.04
                                                  (b) $22.29      (b) $ 68.63       (b) $117.42      (b) $251.04
       Money Market                               (a) $66.36      (a) $ 95.62       (a) $132.07      (a) $188.79
                                                  (b) $16.36      (b) $ 50.62       (b) $  87.07     (b) $188.79
       Quality Income                             (a) $71.29      (a) $110.60       (a) $157.34      (a) $240.77
                                                  (b) $21.29      (b) $ 65.60       (b) $112.34      (b) $240.77
       Stock Index                                (a) $71.29      (a) $110.60       (a) $157.34      (a) $240.77
                                                  (b) $21.29      (b) $ 65.60       (b) $112.34      (b) $240.77
-------------------------------------------------------------------------------------------------------------------


Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                         Year or        Year or             Period from
                                                         Period          Period           Commencement of
                                                          Ended           Ended         Operations through
                                                        12/31/97        12/31/96             12/31/95
-------------------------------------------------------------------------------------------------------------------
Cova Series Trust
Managed by Van Kampen American
Capital Investment Advisory Corp.
Quality Income Sub-Account
     Beginning of Period                                 $15.54           $15.33               $14.42
     End of Period                                       $16.72            15.54                15.33
     Number of Accum. Units
       Outstanding                                       43,729           19,237                8,702
-------------------------------------------------------------------------------------------------------------------

Money Market Sub-Account
     Beginning of Period                                 $11.88           $11.42               $11.13
     End of Period                                       $12.38            11.88                11.42
     Number of Accum. Units
       Outstanding                                       29,951           27,094               28,509

VKAC Growth and Income Sub-Account
     Beginning of Period                                 $17.01           $14.61               $13.05
     End of Period                                       $20.98            17.01                14.61
     Number of Accum. Units
       Outstanding                                       80,080           40,350                7,197

Stock Index Sub-Account
     Beginning of Period                                 $19.04           $15.77               $14.13
     End of Period                                       $24.96            19.04                15.77
     Number of Accum. Units
       Outstanding                                       69,602           50,426               13,384
-------------------------------------------------------------------------------------------------------------------

* The Cova Series Trust Money Market Portfolio started regular investment operations on June 19, 1995, the Cova Series Trust Stock Index Portfolio started regular investment operations on July 20, 1995, and the Cova Series Trust VKAC Growth and Income Portfolio started regular investment operations on July 19, 1995.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Van Kampen American Capital Investment Advisory Corp. is the sub-adviser for the following portfolios of Cova Series Trust: Money Market, Stock Index, Quality
Income and VKAC Growth and Income. Each of these portfolios began operations before May 1, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

Column A presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio. Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio.

Cova Series Trust
Average Annual Total Return for the periods ended 12/31/97
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                               Column B
                                                                  (reflects insurance                    (reflects all charges
                                                                      charges and                            and portfolio
                                                                   portfolio expenses)                          expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                  Inception Date                                  Since                                 Since
Portfolio                        in Portfolio                    1 yr            Inception               1 yr           Inception
------------------------------------------------------------------------------------------------------------------------------------

   VKAC Growth and Income            7/19/95                   23.34%            21.33%                 18.05%          19.59%
   Money Market                      6/19/95                    4.17%             4.25%                 (1.00)%          2.32%
   Quality Income                    8/16/95                    7.57%             6.40%                  2.34%           4.30%
   Stock Index                       7/20/95                   31.13%            26.13%                 25.78%          24.42%
------------------------------------------------------------------------------------------------------------------------------------

CC-4046  (5/98)